Derivative Instruments - Summary of Effect of Derivative Financial Instruments Designated for Hedge Accounting, on Consolidated Statements of Operations (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in OCI	$ (1,993,000)	$ 1,405,000	$ 454,000	$ 1,722,000	$ (655,920)	$ 7,832,107
Gain (Loss) Reclassified from OCI	168,000	802,000	2,072,000	3,116,000	4,003,559	(444,558)	$ (4,292,065)
Interest Rate Swaps
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in OCI	(1,133,000)		(1,181,000)			(2,793)
Gain (Loss) Reclassified from OCI	87,000	0	273,000	51,000	50,587	(304,670)	(3,818,917)
Interest Rate Caps
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in OCI	(322,000)	162,000	313,000	1,533,000	409,990	4,480,001
Gain (Loss) Reclassified from OCI	81,000	802,000	1,799,000	3,065,000	3,952,972	(139,888)	$ (473,148)
Foreign Exchange Forwards
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in OCI	$ (538,000)	$ 1,243,000	$ 1,322,000	$ 189,000	$ (1,065,910)	$ 3,354,899